Note 11 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2020	2019

Deferred charges	$3,194	$1,240
Land use rights	649	668
Refundable deposits	474	427
Deferred income tax assets – noncurrent	52	91

Total	$4,369	$2,426